Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Group’s financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2019 and 2020:

As of December 31, 2019
	Active market	Observable input	Non- observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	32,000	32,000

	As of December 31, 2020
	Active market (Level 1)	Observable input (Level 2)	Non- observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	31,530	31,530

Liabilities
Put right liabilities	—	—	116,006	116,006

Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability
The roll forward of major Level 3 financial assets
a
nd financial liabilities are as follows:

	Short-term investments	Other financial assets	Warrant liabilities	Put right liabilities
Fair value of Level 3 financial asset and liabilities as of December 31, 2018	—	255,958	(5,618)	—
Purchase of short-term investments	134,000	—	—	—
Disposal of short-term investments	(102,703)	—	—	—
Disposal of other financial assets due to Termination Agreement	—	(256,000)	—	—
Fair value changes	703	42	5,644	—
Currency translation differences	—	—	(26)	—

Fair value of Level 3 financial assets and liabilities as of December 31, 2019	32,000	—	—	—

Purchase of short-term investments	2,491,991	—	—	—
Disposal of short-term investments	(2,503,749)	—	—	—
Grant of put right liabilities	—	—	—	124,321
Fair value changes	11,288	—	—	(3,024)
Currency translation differences	—	—	—	(5,291)

Fair value of Level 3 financial assets and liabilities as of December 31, 2020	31,530	—	—	116,006

summary of Cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows
Cash, cash equivalents and restricted cash as reporte
d
 in the consolidated statement of cash flows are presented separately on the consolidated balance sheet as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	1,137,473	4,758,778
Restricted cash	55,810	—

Total	1,193,283	4,758,778

Summary of Estimated Useful Lives
Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the following estimated useful lives, taking into account of any estimated residual value:

Laboratory equipment	3 to 10 years
Software	1 to 5 years
Office furniture and equipment	5 years
Leasehold improvements	Lesser of useful life or lease term